EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2016
EMPLOYEE DEFINED CONTRIBUTION PLAN [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN
13.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiary and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. Such employee benefits, which were expensed as incurred, amounted to approximately RMB10,042, RMB12,587 and RMB15,591 (US$2,246) for the years ended December 31, 2014, 2015 AND 2016, respectively.